Common shares - Share Issuance Offerings (Details)							12 Months Ended
	Sep. 27, 2021 USD ($) $ / shares shares	Jun. 14, 2021 USD ($) $ / shares shares	May 21, 2020 USD ($) shares	May 21, 2020 CAD ($) $ / shares shares	May 17, 2019 USD ($) shares	May 17, 2019 CAD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure of classes of share capital [line items]
Aggregate gross proceeds							$ 35,107,872	$ 9,943,886	$ 20,604,207
Public offering | Common Shares
Disclosure of classes of share capital [line items]
Share issuances | shares	1,707,750		1,818,788	1,818,788	805,000	805,000	1,707,750	1,818,788	805,000
Offering price | (per share)	$ 7.75			$ 8.25		$ 16.25
Aggregate gross proceeds	$ 13,235,062		$ 10,767,589	$ 15,005,001	$ 9,735,246	$ 13,081,250
Incurred transaction costs	$ 1,348,385		$ 823,703		1,014,706
Portion of share transaction costs paid in warrants					$ 152,145
Private placement
Disclosure of classes of share capital [line items]
Share issuances | shares							2,353,347
Private placement | Common Shares
Disclosure of classes of share capital [line items]
Share issuances | shares		2,353,347			1,076,800	1,076,800			1,076,800
Offering price | (per share)		$ 10.00				$ 16.25
Aggregate gross proceeds		$ 23,533,470			$ 13,022,252	$ 17,498,000
Incurred transaction costs		$ 312,275			1,348,386
Portion of share transaction costs paid in warrants					$ 203,515